Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000014476
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,687	$ 11,371	$ 11,305	$ 11,387	$ 11,322	$ 11,389	$ 11,469	$ 11,735	$ 11,613	$ 11,578	$ 11,801	$ 11,596	$ 11,761	$ 11,613	$ 11,520	$ 11,429	$ 11,239	$ 11,248	$ 11,396	$ 11,404	$ 11,412	$ 11,435	$ 11,126	$ 10,280	$ 10,467	$ 10,871	$ 11,043	$ 11,025	$ 10,911	$ 10,987	$ 10,983	$ 10,723	$ 11,027	$ 10,675	$ 10,726	$ 10,164	$ 10,334	$ 10,782	$ 11,033	$ 10,756	$ 10,991	$ 10,873	$ 11,253	$ 11,647	$ 11,726	$ 12,118	$ 12,095	$ 11,968	$ 11,995	$ 12,111	$ 12,177	$ 12,063	$ 12,025	$ 11,963	$ 11,809	$ 11,718	$ 11,982	$ 11,904	$ 11,813	$ 11,595	$ 11,629	$ 11,676	$ 11,734	$ 11,530	$ 11,390	$ 11,026	$ 11,344	$ 11,738	$ 11,547	$ 11,320	$ 11,302	$ 11,271	$ 11,277	$ 11,368	$ 11,179	$ 11,087	$ 11,043	$ 10,891	$ 10,835	$ 10,672	$ 10,591	$ 10,524	$ 10,445	$ 10,367	$ 10,440	$ 10,467	$ 10,470	$ 10,437	$ 10,417	$ 10,315	$ 10,330	$ 10,298	$ 10,311	$ 10,405	$ 10,304	$ 10,340	$ 10,354	$ 10,368	$ 10,279	$ 10,213	$ 10,237	$ 10,093	$ 10,026	$ 10,015	$ 9,958	$ 9,924	$ 9,826	$ 10,188	$ 10,288	$ 10,355	$ 10,314	$ 10,336	$ 10,175	$ 10,133	$ 10,037	$ 9,973	$ 9,995	$ 9,910	$ 9,804	$ 9,739	$ 10,000
C000038314
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,366	10,915	10,845	10,931	10,875	10,961	11,045	11,296	11,185	11,172	11,382	11,190	11,358	11,235	11,152	11,070	10,892	10,894	11,046	11,061	11,076	11,119	10,810	10,002	10,178	10,581	10,757	10,745	10,641	10,736	10,739	10,490	10,782	10,442	10,500	9,965	10,126	10,588	10,843	10,563	10,816	10,693	11,076	11,473	11,558	11,955	11,940	11,808	11,856	11,979	12,039	11,946	11,916	11,849	11,715	11,632	11,890	11,820	11,736	11,538	11,580	11,633	11,700	11,502	11,369	10,998	11,325	11,728	11,555	11,335	11,311	11,299	11,313	11,399	11,216	11,142	11,105	10,958	10,909	10,750	10,675	10,626	10,541	10,467	10,549	10,595	10,593	10,566	10,552	10,456	10,477	10,451	10,471	10,574	10,477	10,521	10,543	10,552	10,479	10,418	10,449	10,308	10,246	10,241	10,189	10,160	10,066	10,446	10,556	10,620	10,585	10,626	10,466	10,418	10,337	10,277	10,306	10,225	10,121	10,060	10,000
C000014478
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,238,528			1,204,819			1,213,840			1,224,123			1,242,846			1,207,638			1,202,811			1,206,302			1,103,205			1,160,721			1,156,449			1,122,639			1,087,049			1,130,089			1,181,526			1,272,064			1,258,796			1,265,086			1,236,811			1,245,703			1,217,842			1,205,608			1,185,113			1,182,529			1,176,855			1,155,959			1,129,269			1,096,894			1,086,256			1,086,615			1,073,816			1,081,610			1,075,275			1,060,304			1,040,012			1,028,772			1,065,967			1,070,075			1,039,245			1,025,761			1,000,000
C000081142
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 14,127	14,002	13,786	13,795	13,556	13,591	13,511	13,533	13,248	13,142	13,305	13,162	13,461	13,277	13,082	12,786	12,663	12,433	12,698	12,556	12,682	12,616	12,159	11,619	11,804	12,073	12,112	12,083	12,056	12,167	12,164	12,020	12,263	11,823	11,871	11,518	11,684	12,170	12,403	12,128	12,409	12,452	12,857	13,206	13,387	13,605	13,631	13,615	13,601	13,664	13,647	13,521	13,392	13,292	13,218	13,305	13,325	13,241	13,042	12,608	12,626	12,599	12,464	12,174	11,812	11,584	11,211	12,775	12,749	12,539	12,453	12,448	12,353	12,350	12,295	12,206	11,982	11,941	11,860	11,707	11,611	11,344	11,344	11,353	11,464	11,429	11,470	11,342	11,373	11,406	11,457	11,440	11,547	11,469	11,422	11,409	11,407	11,359	11,290	11,173	11,141	11,104	11,005	10,960	10,867	10,675	10,582	10,758	10,760	10,724	10,601	10,394	10,141	10,278	9,942	9,443	9,428	9,583	9,826	9,915	10,000
C000081143
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,739	13,426	13,227	13,244	13,035	13,065	12,996	13,025	12,771	12,664	12,841	12,699	12,996	12,826	12,658	12,368	12,256	12,052	12,305	12,175	12,305	12,260	11,811	11,305	11,481	11,750	11,796	11,775	11,756	11,883	11,887	11,743	11,987	11,576	11,619	11,291	11,461	11,935	12,171	11,920	12,203	12,253	12,659	13,001	13,187	13,410	13,444	13,437	13,432	13,502	13,505	13,377	13,258	13,168	13,102	13,197	13,235	13,149	12,960	12,536	12,572	12,553	12,416	12,145	11,792	11,560	11,194	12,776	12,748	12,556	12,467	12,470	12,393	12,387	12,340	12,258	12,051	12,007	11,932	11,787	11,696	11,445	11,451	11,457	11,577	11,559	11,608	11,476	11,523	11,565	11,623	11,614	11,729	11,657	11,617	11,611	11,607	11,574	11,512	11,390	11,374	11,342	11,248	11,209	11,111	10,931	10,843	11,030	11,030	11,009	10,889	10,684	10,420	10,568	10,228	9,730	9,720	9,886	10,144	10,241	10,000
C000081144
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,495,527			1,459,543			1,428,669			1,388,807			1,421,584			1,349,484			1,339,349			1,331,107			1,243,493			1,272,103			1,279,818			1,243,227			1,227,806			1,274,926			1,350,631			1,427,153			1,425,916			1,416,573			1,383,989			1,385,561			1,320,334			1,272,218			1,170,795			1,308,801			1,289,694			1,272,425			1,235,519			1,181,079			1,192,802			1,179,392			1,190,557			1,191,103			1,183,962			1,158,966			1,141,678			1,105,859			1,113,987			1,076,374			1,027,917			990,195			1,000,000
C000243098
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,487,496	7,413,005	7,303,588	7,299,279	7,177,893	7,187,716	7,150,623	7,153,365	7,007,823	6,943,313	7,034,011	6,956,823	7,113,007	7,014,375	6,909,619	6,744,963	6,678,235	6,561,207	6,699,840	6,623,108	6,688,179	6,651,257	6,402,186	6,122,366	6,218,425	6,358,166	6,371,222	6,360,515	6,344,894	6,408,433	6,399,092	6,322,337	6,448,539	6,216,136	6,239,686	6,052,902	6,139,029	6,393,462	6,514,361	6,374,632	6,514,890	6,535,885	6,753,155	6,929,562	7,023,152	7,135,763	7,148,050	7,138,426	7,129,581	7,161,000	7,150,550	7,082,867	7,014,120	6,960,298	6,919,946	6,963,905	6,973,257	6,927,804	6,822,123	6,593,813	6,601,669	6,586,278	6,514,241	6,361,090	6,170,853	6,050,274	5,853,975	6,669,801	6,655,369	6,544,004	6,497,683	6,493,843	6,448,468	6,439,934	6,409,861	6,362,126	6,244,047	6,216,076	6,177,594	6,097,001	6,045,662	5,905,396	5,903,944	5,907,419	5,964,009	5,944,634	5,969,867	5,896,958	5,916,621	5,932,987	5,952,787	5,942,914	6,002,344	5,955,513	5,935,033	5,927,101	5,919,811	5,893,565	5,856,745	5,794,832	5,781,678	5,756,078	5,708,391	5,678,895	5,629,576	5,529,296	5,479,668	5,570,056	5,569,936	5,554,917	5,489,785	5,381,868	5,244,603	5,314,536	5,139,586	4,880,522	4,871,844	4,950,977	5,075,689	5,120,305	5,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,338	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,385	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,008	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,150	10,080	10,040	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,260,108			1,223,446			1,224,965			1,227,696			1,242,799			1,209,978			1,210,206			1,214,897			1,126,011			1,172,316			1,173,516			1,141,805			1,096,793			1,136,108			1,170,494			1,248,226			1,239,320			1,242,621			1,225,255			1,229,570			1,207,584			1,192,928			1,161,286			1,168,656			1,160,114			1,142,123			1,118,244			1,086,765			1,068,731			1,070,343			1,061,109			1,073,008			1,065,026			1,053,857			1,033,627			1,017,567			1,055,799			1,059,019			1,032,035			1,015,049			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,199,777			1,175,904			1,161,883			1,130,445			1,166,148			1,108,546			1,107,825			1,116,486			1,045,231			1,080,132			1,089,329			1,057,991			1,038,538			1,090,356			1,144,053			1,216,223			1,216,082			1,215,453			1,193,612			1,235,272			1,227,065			1,219,513			1,185,194			1,149,019			1,146,952			1,121,502			1,087,996			1,056,893			1,039,886			1,039,687			1,041,335			1,056,773			1,052,687			1,043,830			1,028,960			1,020,624			1,051,924			1,047,126			1,024,447			994,300			1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,998,884	$ 5,934,149	$ 5,864,013	$ 5,879,521	$ 5,790,485	$ 5,832,244	$ 5,809,413	$ 5,807,227	$ 5,682,209	$ 5,652,223	$ 5,746,264	$ 5,686,145	$ 5,830,741	$ 5,753,703	$ 5,672,194	$ 5,542,732	$ 5,490,750	$ 5,399,215	$ 5,539,125	$ 5,488,446	$ 5,567,099	$ 5,582,429	$ 5,376,617	$ 5,143,679	$ 5,226,154	$ 5,362,423	$ 5,396,894	$ 5,400,659	$ 5,419,990	$ 5,479,656	$ 5,446,646	$ 5,311,715	$ 5,452,697	$ 5,289,956	$ 5,313,926	$ 5,125,435	$ 5,192,692	$ 5,427,181	$ 5,584,994	$ 5,451,782	$ 5,538,673	$ 5,503,190	$ 5,720,263	$ 5,883,724	$ 5,950,105	$ 6,081,117	$ 6,096,717	$ 6,078,733	$ 6,080,410	$ 6,133,513	$ 6,145,213	$ 6,077,263	$ 6,034,862	$ 6,015,209	$ 5,968,062	$ 6,043,526	$ 6,132,076	$ 6,176,360	$ 6,167,861	$ 6,107,928	$ 6,135,324	$ 6,138,689	$ 6,188,643	$ 6,097,563	$ 6,059,394	$ 6,031,313	$ 5,925,972	$ 5,961,051	$ 5,855,658	$ 5,745,096	$ 5,749,103	$ 5,752,032	$ 5,734,758	$ 5,765,465	$ 5,619,845	$ 5,607,511	$ 5,537,964	$ 5,441,371	$ 5,439,979	$ 5,337,489	$ 5,340,583	$ 5,284,465	$ 5,189,134	$ 5,158,341	$ 5,199,429	$ 5,233,128	$ 5,199,670	$ 5,198,434	$ 5,204,836	$ 5,167,953	$ 5,206,677	$ 5,173,500	$ 5,223,011	$ 5,283,865	$ 5,259,725	$ 5,266,485	$ 5,263,436	$ 5,288,625	$ 5,241,609	$ 5,219,150	$ 5,224,408	$ 5,184,502	$ 5,144,800	$ 5,147,499	$ 5,113,134	$ 5,103,121	$ 5,095,933	$ 5,219,391	$ 5,259,622	$ 5,262,705	$ 5,268,730	$ 5,235,629	$ 5,143,217	$ 5,141,898	$ 5,122,237	$ 5,075,667	$ 5,039,915	$ 4,971,501	$ 4,987,619	$ 5,000,830	$ 5,000,000